Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Loss Per Share	The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share:
	For the year ended December 31,
	2023	2022	2021

Net loss	17,568	19,108	17,202
Shares used in computing net loss per ordinary share, basic and diluted	5,848,737	5,671,786	4,159,870
Net loss per ordinary share, basic and diluted	3.00	3.37	4.14

Schedule of Anti-Dilutive Securities	Instruments that may potentially dilute the basic loss per share in the future but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.
	For the year ended December 31,
	2023	2022	2021
	(number)
Warrants and share options	2,631,603	2,912,147	1,170,262